Annual Total Returns [BarChart] - Dodge & Cox Global Bond Fund - Dodge & Cox Global Bond Fund	May 01, 2021
Bar Chart Table:
Annual Return 2013	2.59%
Annual Return 2014	1.67%
Annual Return 2015	(6.21%)
Annual Return 2016	8.64%
Annual Return 2017	8.31%
Annual Return 2018	(1.45%)
Annual Return 2019	12.23%
Annual Return 2020	11.87%